Fair Value of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value of Financial Assets and Liabilities [Abstract]
Schedule of financial assets and liabilities

Below is a comparison between the value at which the Bank's financial assets and liabilities are recorded and their fair value as of December 31, 2019 and 2018:

	As of December 31,
	2019		2018
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$
Assets
Financial derivative contracts	8,148,608	8,148,608	3,100,635	3,100,635
Financial assets held for trading	270,204	270,204	77,041	77,041
Loans and accounts receivable at amortised cost, net	31,775,420	34,602,793	29,331,001	30,505,023
Loans and accounts receivable at FVOCI, net	66,065	66,065	68,588	68,588
Debt instrument at FVOCI	4,010,272	4,010,272	2,394,323	2,394,323
Guarantee deposits (margin accounts)	314,616	314,616	170,232	170,232

Liabilities
Deposits and interbank borrowings	26,010,067	26,200,921	23,597,863	23,770,106
Financial derivative contracts	7,390,654	7,390,654	2,517,728	2,517,728
Issued debt instruments and other financial liabilities	9,727,081	10,718,997	8,330,633	8,605,135
Guarantees received (margin accounts)	994,714	994,714	371,512	371,512

Schedule of assets and liabilities on recurrent basis

The following table presents the assets and liabilities that are measured at fair value on a recurrent basis:

	Fair value measurement
As of December 31,	2019	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Financial assets held for trading	270,204	270,204	-	-
Loans and accounts receivable at FVOCI, net	66,065	-	-	66,065
Debt instruments at FVOCI	4,010,272	3,992,421	17,146	705
Derivatives	8,148,608	-	8,133,700	14,908
Guarantee deposits (margin accounts)	314,616	-	314,616	-
Total	12,809,765	4,262,625	8,465,462	81,678

Liabilities
Derivatives	7,390,654	-	7,387,704	2,950
Guarantees received (margin accounts)	994,714	-	994,714	-
Total	8,385,368	-	8,382,418	2,950

	Fair value measurement
As of December 31,	2018	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Financial assets held for trading	77,041	71,158	5,883	-
Loans and accounts receivable at FVOCI, net	68,588	-	-	68,588
Debt instruments at FVOCI	2,394,323	2,368,768	24,920	635
Derivatives	3,100,635	-	3,089,077	11,558
Guarantee deposits (margin accounts)	170,232	-	170,232	-
Total	5,810,819	2,439,926	3,290,112	80,781

Liabilities
Derivatives	2,517,728	-	2,516,933	795
Guarantees received (margin accounts)	371,512	-	371,512	-
Total	2,889,240	-	2,888,445	795

Schedule of assets or liabilities which are not measured at fair value

The following table presents assets or liabilities which are not measured at fair value in the statements of financial position but for which the fair value is disclosed:

	Fair value measurement
As of December 31,	2019	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Loans and accounts receivable at amortised cost, net	34,602,793	-	-	34,602,793
Total	34,602,793	-	-	34,602,793
Liabilities
Deposits and interbank borrowings	26,200,921	-	15,903,489	10,297,432
Issued debt instruments and other financial liabilities	10,718,997	-	10,718,997	-
Total	36,919,918	-	26,622,486	10,297,432

	Fair value measurement
As of December 31,	2018	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$

Assets
Loans and accounts receivable at amortised cost, net	30,505,023	-	-	30,505,023
Total	30,505,023	-	-	30,505,023
Liabilities
Deposits and interbank borrowings	23,770,106	-	15,028,689	8,741,417
Issued debt instruments and other financial liabilities	8,605,135	-	8,605,135	-
Total	32,375,241	-	23,633,824	8,741,417

Schedule of financial instruments classified as Level 3

The table below shows the effect, at December 31, 2019 and 2018, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by a sensitivity analysis under a 1bp scenario, detailed in the following table:

As of December 31, 2019
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB (1)	(2,3)	2,3
Debt instruments at FVOCI	Internal rate of return method	BR UF (2)	-	-

As of December 31, 2018
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Derivatives	Present Value method	Curves on TAB (1)	(1,3)	1,3
Available for sale investments	Internal rate of return method	BR UF (2)	-	-

(1)	TAB: "Tasa Activa Bancaria" (Active Bank Rate). Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).

(2)	BR: "Bonos de Reconocimiento" (Recognition Bonds). The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.

Schedule of assets and liabilities measured at fair value on a recurrent basis using unobserved significant entries (Level 3)

The following table presents the Bank's activity for assets and liabilities measured at fair value on a recurrent basis using unobserved significant inputs (Level 3) as of December 31, 2019 and 2018:

	Assets	Liabilities
	MCh$	MCh$

As of January 1, 2019	80,781	795

Total realized and unrealized profits (losses)
Included in statements of income	827	2,155
Included in other comprehensive income	70	-
Purchases, issuances, and loans (net)	-	-
As of December 31, 2019	81,678	2,950

Total profits or losses included in comprehensive income for 2019 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2018	897	2,155

	Assets	Liabilities
	MCh$	MCh$

As of January 1, 2018	22,987	7

Total realized and unrealized profits (losses)
Included in statements of income	57,769	(802)
Included in other comprehensive income	25	-
Purchases, issuances, and loans (net)	-	-
As of December 31, 2018	80,781	(795)

Total profits or losses included in comprehensive income for 2018 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2017	57,794	(802)

Schedule of financial instruments subject to compensation

The following tables show the financial instruments subject to compensation in accordance with IAS 32, for 2019 and 2018:

As of December 2019

	Linked financial instruments, compensated in balance
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remains of unrelated and / or unencumbered financial instruments	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts	8,148,151	-	8,148,151	457	8,148,608
Investments under resale agreements	-	-
Loans and accounts receivable at amortised cost, net		-		31,775,420	31,775,420
Loans and accounts receivable at FVOCI, net	66,065		-	66,065	66,065
Total	8,214,216	-	8,148,151	31,841,942	39,990,093
Liabilities
Financial derivative contracts	7,388,145	-	7,388,145	2,509	7,390,654
Investments under resale agreements	380,055	-	380,055	-	380,055
Deposits and interbank borrowings	-	-	-	26,010,067	26,010,067
Total	7,768,200	-	7,768,200	26,012,576	33,780,776

As of December 2018
	Linked financial instruments, compensated in balance
Financial instruments	Gross amounts	Compensated in balance	Net amount presented in balance	Remains of unrelated and / or unencumbered financial instruments	Amount in Statements of Financial Position
Assets	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial derivative contracts	1,947,726	-	1,947,726	1,152,909	3,100,635
Obligations under repurchase agreements	-	-	-	-	-
Loans and accounts receivable at amortised cost, net	-	-	-	29,331,001	29,331,001
Loans and accounts receivable at FVOCI, net	68,588	-	-	68,588	68,588
Total	2,016,314	-	1,947,726	30,552,498	32,500,224
Liabilities
Financial derivative contracts	1,735,555	-	1,735,555	782,173	2,517,728
Investments under resale agreements	48,545	-	48,545	-	48,545
Deposits and interbank borrowings	-	-	-	23,597,862	23,597,862
Total	1,784,100	-	1,784,100	24,380,035	26,164,135

Schedule of credit exposure in its financial derivative operations

The Bank, in order to reduce its credit exposure in its financial derivative operations, has entered into collateral contracts with its counterparties, in which it establishes the terms and conditions under which they operate. In terms collateral (received/delivered) operates when the net of the fair value of the financial instruments held exceed the thresholds defined in the respective contracts.

	As of December 31, 2019		As of December 31, 2018
Financial derivative contracts	Assets	Liability	Assets	Liability
	MM$	MM$	MM$	MM$

Financial derivative contracts with collateral agreement threshold equal to zero	7,478,837	6,748,219	2,639,835	2,133,149
Financial derivative contracts with non-zero threshold collateral agreement	532,298	517,814	344,520	262,683
Financial derivative contracts without collateral agreement	137,472	124,621	116,280	121,896
Total	8,148,607	7,390,654	3,100,635	2,517,728